PROMISSORY NOTES PAYABLE	6 Months Ended	12 Months Ended
	Dec. 31, 2017	Jun. 30, 2017
Promissory Notes Payable [Abstract]
PROMISSORY NOTES PAYABLE

NOTE 5 – PROMISSORY NOTES PAYABLE

On June 6, 2017, the Company issued a 2.5% promissory note in exchange for receiving $200,000 to an unrelated third party. The principal of $200,000 is due to the lender ninety (90) days from receipt of the funds. The promissory note payable, was fully paid along with interest payable as of December 31, 2017.

During the three and six months ended December 31, 2017, a total amount of $0 and $2,396 was recorded as interest expense, respectively.

On October 11, 2017, the Company issued a $150,000 Promissory Note in exchange for receiving $150,000 proceeds. The principal of $150,000 is due fourteen (14) months from the receipt of the funds, and a total interest charge of ten percent, or $15,000 is to be recorded over the term of the loan. An interest payable of $2,859 has been recorded as of December 31, 2017. During the three and six months ended December 31, 2017, interest expense of $2,859 was recorded. The proceeds will be used by the Company to fund the motion picture known as One HLWD KY LLC.

On December 17, 2017, the Company issued a $300,000 Promissory Note in exchange for receiving $300,000 proceeds. The principal of $300,000 is due twelve (12) months from the receipt of the funds, and bears interest at 10% per annum. An interest payable of $1,342 has been recorded as of December 31, 2017. During the three and six months ended December 31, 2017, interest expense of $1,342 was recorded. The proceeds will be used by the Company to fund the motion picture known as River Runs Red.

NOTE 4 – PROMISSORY NOTES PAYABLE

On June 6, 2017, the Company issued a 2.5% promissory note in exchange for receiving $200,000 to an unrelated third party. The principal of $200,000 is due to the lender ninety (90) days from receipt of the funds.

On June 9, 2017, the Company issued a 2.5% promissory note in exchange for receiving $200,000 to William R. Kruse, one of the Company’s principle owners. The principal of $200,000 is due to the lender ninety (90) days from receipt of the funds.

As of June 30, 2017, an amount of $4,895 has been recorded as interest payable.

The Company has recorded $4,895 of interest expense related to the two promissory notes payable for the year ended June 30, 2017.

The Promissory Notes Payable were paid subsequent to June 30, 2017.